Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	$ 8,023	$ 8,023	$ 3,467
Additions	5,718	1,234
Cash outflow (including interest)		(901)	(916)
Interest		144	170
Exchange difference		(1,043)	(244)
Ending balance		7,457	8,195
Lease liabilities, short-term		835	1,012	$ 1,029
Lease liabilities, long-term		6,622	7,183	$ 6,994
Properties (Offices)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	7,898	7,898	3,402
Additions	5,662	1,234
Cash outflow (including interest)		(901)	(892)
Interest		144	168
Exchange difference		(978)	(234)
Ending balance		7,397	8,106
Lease liabilities, short-term		801	981
Lease liabilities, long-term		6,596	7,125
Vehicles
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	125	125	65
Additions	$ 56	0
Cash outflow (including interest)		0	(24)
Interest		0	2
Exchange difference		(65)	(10)
Ending balance		60	89
Lease liabilities, short-term		34	31
Lease liabilities, long-term		$ 26	$ 58